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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21409


                  Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Municipal High Income Advantage Trust
          SCHEDULE OF INVESTMENTS 12/31/10 (unaudited)
Principal
Amount                                                   Value
          TAX-EXEMPT OBLIGATIONS - 146.8% of Net Assets
          Alabama - 0.7%
2,500,000 Huntsville-Redstone Village Special Care Facil 1,849,375
          Arizona - 3.4%
5,000,000 Casa Grande Industrial Development Authority H 4,716,850 1,512,000 Pima County Industrial Development Authority, 1,414,400 2,640,000 Pima County Industrial Development Authority, 2,376,370 1,000,000 San Luis Facility Development Corp., 7.25%, 5/ 954,500
                                                         9,462,120
          California - 9.7%
3,140,000 California State University Revenue, RIB, 12.6 2,853,066 2,425,000 California State Various Purpose, 5.75%, 4/1/3 2,445,346
8,575,000 California State Various Purpose, RIB, 12.641% 6,469,838 803,175 California Statewide Communities Development A 63,250 2,680,000 Golden State Tobacco Securitization Corp., 6.7 3,023,388 2,500,000 San Jose California Airport Revenue, 5.0%, 3/1 2,275,950 10,500,000University of California, RIB, 12.988%, 5/15/3 9,586,920
                                                        26,717,758
          Colorado - 1.4%
2,850,000 Denver Health & Hospital Authority Healthcare 2,994,410 1,000,000 Kremmling Memorial Hospital District, 7.125%, 950,780
                                                         3,945,190
          Connecticut - 2.6%
7,750,000 Connecticut State Development Authority Revenu 7,276,785
          District of Columbia - 3.4%
2,700,000 District of Columbia Tobacco Settlement Financ 2,662,173 6,825,000 District of Columbia Tobacco Settlement Financ 6,637,654
                                                         9,299,827
          Florida - 4.2%
1,000,000 Florida Development Finance Corp., 6.0%, 9/15/   853,590
4,500,000 Hillsborough County Industrial Development Aut 4,573,080
1,980,000 Hillsborough County Industrial Development Aut 1,819,778
1,000,000 Hillsborough County Industrial Development Aut 1,356,690
500,000   Miami Beach Health Facilities Authority, 5.375   422,325
2,500,000 Miami-Dade County Florida Aviation Revenue, 5. 2,425,150
                                                        11,450,613
          Georgia - 4.4%
5,210,000 Atlanta Georgia Water and Wastewater Revenue, 4,214,109 1,000,000 Clayton County Development Authority Special F 1,085,800 900,000 DeKalb County Georgia Hospital Authority Reven 888,668
750,000 DeKalb County Georgia Hospital Authority Reven 730,433 1,065,000 Effingham County Industrial Development Author 1,003,124 3,360,000 Fulton County Residential Care Facilities, 7.0 2,541,605 1,650,000 Savannah Georgia Economic Development Authorit 1,598,751
                                                        12,062,490
          Guam - 2.2%
1,000,000 Guam Government Department Education Certifica   971,650
4,400,000 Northern Mariana Islands, 6.75%, 10/1/33       5,081,868
                                                         6,053,518
          Idaho - 1.8%
2,000,000 Power County Industrial Development Corp., 6.4 1,970,120 3,000,000 Power County Pollution Control Revenue, 5.625% 2,994,600
                                                         4,964,720
          Illinois - 8.6%
3,000,000 Centerpoint Intermodal Center, 7.5%, 6/15/23 ( 2,999,970
2,000,000 City of Chicago Illinois, 5.5%, 12/1/30        1,625,140
1,450,000 Illinois Finance Authority Revenue, 5.5%, 4/1/ 1,346,195
2,000,000 Illinois Finance Authority Revenue, 6.0%, 8/15 2,049,180
1,000,000 Illinois Finance Authority Revenue, 6.0%, 11/1   748,850
2,000,000 Illinois Finance Authority Revenue, 6.0%, 8/15 2,102,820
2,500,000 Illinois Finance Authority Revenue, 6.125%, 11 2,203,275
6,000,000 Illinois Finance Authority Revenue, 8.25%, 5/1 5,958,360
2,500,000 Illinois Finance Authority Revenue, 8.25%, 2/1 2,471,350
1,500,000 Illinois Health Facilities Authority Revenue,    552,600
2,440,000 Southwestern Illinois Development Authority Re 1,678,793
                                                        23,736,533
          Indiana - 6.0%
250,000 East Chicago Indiana Exempt Facilities Revenue 239,295 10,000,000Indiana State Development Finance Authority Re10,083,200 5,000,000 Jasper County Industrial Economic Development 4,502,850 1,900,000 Vincennes Industrial Economic Development Reve 1,631,549
                                                        16,456,894
          Kansas - 0.3%
1,000,000 Kansas Development Finance Authority, 5.0%, 5/   901,050
          Kentucky - 1.4%
4,400,000 Kentucky Economic Development Finance Authorit 3,774,496
          Louisiana - 5.1%
2,500,000 Louisiana Local Government Environmental Facil 2,512,425 6,000,000 Louisiana Public Facilities Authority Revenue, 5,070,120 750,000 Opelousas Louisiana General Hospital Authority 751,425 5,915,000 Tobacco Settlement Financing Corp., 5.875%, 5/ 5,644,093
                                                        13,978,063
          Maryland - 1.5%
460,000   Maryland Health & Higher Educational Facilitie   366,855
1,250,000 Maryland Health & Higher Educational Facilitie   860,038
1,250,000 Maryland Health & Higher Educational Facilitie 1,096,050
2,000,000 Maryland Health & Higher Educational Facilitie 1,937,140
                                                         4,260,083
          Massachusetts - 8.4%
755,000 Massachusetts Development Finance Agency, 5.25 713,090 5,000,000 Massachusetts Development Finance Agency, 5.75 5,050,750 1,930,000 Massachusetts Development Finance Agency, 7.1% 1,735,070 2,195,000 Massachusetts Health & Educational Facilities 1,903,592 1,000,000 Massachusetts Health & Educational Facilities 1,093,039 3,420,000 Massachusetts Health & Educational Facilities 2,868,559 10,760,000Massachusetts Housing Finance Agency, 5.35%, 1 9,727,255
                                                        23,091,355
          Michigan - 3.7%
1,500,000 Delta County Michigan Economic Development Cor 1,606,995
500,001   Flint Michigan Hospital Building Authority Rev   483,650
3,000,000 Macomb County Hospital Finance Authority Reven 3,407,520
735,000   Michigan Public Educational Facilities Authori   644,419
4,130,000 Michigan State Hospital Finance Authority Reve 3,991,232
3,405,000 Wayne Charter Escrow, 0.0%, 12/1/15                   34
                                                        10,133,850
          Missouri - 1.5%
1,500,000 St. Louis Industrial Development Authority Rev 780,660 6,640,000 St. Louis Industrial Development Authority Rev 3,451,472
                                                         4,232,132
          Montana - 0.6%
2,445,000 Hardin Increment Industrial Infrastructure Dev 1,391,181 1,000,000 Two Rivers Authority, Inc., Project Revenue, 7 150,040
                                                         1,541,221
          Nevada - 2.2%
1,500,000 Henderson Nevada Health Care Facilities Revenu 1,526,400
1,600,000 Nevada State Department of Business & Industry        15
1,000,000 Nevada State Department of Business & Industry        10
1,320,000 Nevada State Department of Business & Industry        13
5,000,000 Reno Nevada Hospital Revenue, 5.25%, 6/1/41    4,402,550
                                                         5,928,988
          New Hampshire - 0.4%
1,125,000 New Hampshire Health & Educational Facilities  1,027,046

          New Jersey - 12.5%
2,500,000 Burlington County New Jersey Bridge Commission 2,046,800 13,000,000New Jersey Economic Development Authority Reve12,105,080 3,500,000 New Jersey State Turnpike Authority, RIB, 13.4 3,982,090 15,375,000New Jersey Transportation Trust Fund Authority 5,614,950 1,000,000 Tobacco Settlement Financing Corp., 6.25%, 6/1 1,123,170 3,250,000 Tobacco Settlement Financing Corp., 6.75%, 6/1 3,688,945 5,000,000 Tobacco Settlement Financing Corp., 7.0%, 6/1/ 5,703,750
                                                        34,264,785
          New York - 8.1%
1,800,000 Dutchess County Industrial Development Agency, 1,742,652 3,000,000 Nassau County New York Industrial Development 2,750,760 5,000,000 New York City Industrial Development Agency, 5 3,842,450 3,950,000 New York City Industrial Development Agency, 7 3,976,663 2,000,000 New York State Dormitory Authority Revenue, 6. 1,937,900 5,000,000 New York State Environmental Facilities Corp., 4,926,900 3,000,000 Ulster County New York Industrial Development 2,634,510 500,000 Ulster County New York Industrial Development 394,865
                                                        22,206,700
          North Carolina - 1.7%
5,010,000 Charlotte North Carolina Special Facilities Re 4,808,748
          Ohio - 2.9%
1,635,000 Belmont County Health System Revenue, 5.7%, 1/ 1,193,500 1,000,000 Belmont County Health System Revenue, 5.8%, 1/ 730,460 5,000,000 Buckeye Tobacco Settlement Financing Authority 3,587,550 3,000,000 Cleveland Airport Special Revenue, 5.375%, 9/1 2,508,330
                                                         8,019,840
          Oklahoma - 2.9%
1,295,000 Jackson County Memorial Hospital Authority Rev 1,295,376 2,220,000 Tulsa Municipal Airport Trust Revenue, 6.25%, 2,103,494 1,500,000 Tulsa Municipal Airport Trust Revenue, 7.35%, 1,493,910 3,000,000 Tulsa Municipal Airport Trust Revenue, 7.75%, 3,064,380
                                                         7,957,160
          Oregon - 1.0%
3,000,000 Oregon State Facilities Authority Revenue, 5.2 2,775,120
          Pennsylvania - 7.3%
3,600,000 Columbia County Hospital Authority Revenue, 5. 3,088,764 830,000 Hazleton Health Services Authority Hospital Re 830,407 1,430,000 Pennsylvania Economic Development Financing Au 1,239,367 2,330,000 Pennsylvania Economic Development Financing Au 2,307,749 5,000,000 Pennsylvania Economic Development Financing Au 4,235,800 5,000,000 Philadelphia Hospitals & Higher Education Faci 4,118,400 2,005,000 Scranton-Lackawanna Health & Welfare Authority 1,987,436 2,245,000 Scranton-Lackawanna Health & Welfare Authority 2,188,269
                                                        19,996,192
          Rhode Island - 3.1%
1,385,000 Central Falls Rhode Island Detention Facilitie 1,138,525 8,285,000 Tobacco Settlement Financing Corp., 6.25%, 6/1 7,431,810
                                                         8,570,335
          South Carolina - 5.3%
1,500,000 Connector 2000 Association, Inc., Toll Road Re   221,250
7,140,000 South Carolina Jobs Economic Development Autho 8,006,439
860,000   South Carolina Jobs Economic Development Autho   974,681
4,400,000 Tobacco Settlement Revenue Management, 6.375%, 5,365,800
                                                        14,568,170
          Tennessee - 3.8%
1,000,000 Johnson City Health & Educational Facilities B 1,105,860 7,000,000 Knox County Health Educational & Housing Facil 7,353,920 2,400,000 Sullivan County Health Educational and Housing 2,040,816
                                                        10,500,596
          Texas  - 18.1%
4,095,000 Dallas-Fort Worth International Airport Facili 4,255,196
2,827,398 Gulf Coast Industrial Development Authority, 7   222,658
10,000,000Houston Texas Airport System Special Facilitie 9,850,700
845,000   IAH Public Facility Corp., Project Revenue Bon   786,509
1,000,000 IAH Public Facility Corp., Project Revenue Bon   859,760
1,350,000 IAH Public Facility Corp., Project Revenue Bon 1,119,110
2,750,000 Lower Colorado River Authority, 5.0%, 5/15/31  2,691,370
845,000   Lubbock Health Facilities Development Corp., 6   798,567
2,000,000 Lubbock Health Facilities Development Corp., 6 1,798,820
7,750,000 Matagorda County Navigation District Number 1  7,319,565
9,750,000 North Texas Tollway Authority Revenue, 5.75%,  9,351,128
1,711,000 Panhandle Regional Housing Finance Corp. Multi 1,759,267
1,000,000 Richardson Hospital Authority Revenue, 6.0%, 1   897,390
1,000,000 Tarrant County Cultural Education Facilities F 1,004,100
1,500,000 Tarrant County Cultural Education Facilities F 1,513,335
1,000,000 Texas Midwest Public Facility Corp. Revenue, 9   984,270
4,700,000 Tomball Hospital Authority, 6.0%, 7/1/25       4,702,961
                                                        49,914,706
          Utah  - 0.4%
1,600,000 Spanish Fork Charter School Revenue, 5.7%, 11/ 1,192,000

          Virginia  - 0.8%
2,000,000 Washington County Industrial Development Autho 2,209,140
          Washington - 3.9%
1,155,000 Tobacco Settlement Authority Revenue, 6.5%, 6/ 1,168,179 2,000,000 Washington State Health Care Facilities Author 1,982,960 2,500,000 Washington State Health Care Facilities Author 2,208,125 2,000,000 Washington State Health Care Facilities Author 1,999,820 5,000,000 Washington State Housing Finance Commission No 3,469,650
                                                        10,828,734
          Wisconsin  - 1.4%
2,900,000 Aztalan Wisconsin Exempt Facilities Revenue, 7   362,500
1,000,000 Wisconsin State Health & Educational Facilitie   970,530
1,000,000 Wisconsin State Health & Educational Facilitie   928,930
1,500,000 Wisconsin State Health & Educational Facilitie 1,577,145
                                                         3,839,105
          TOTAL TAX-EXEMPT OBLIGATIONS
          (Cost $411,041,321)                           403,795,438

        MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 2.9% of Net Assets 13,000,000Non-Profit Preferred Funding Trust I, Series E 7,849,530
          TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
          (Cost $13,000,000)                             7,849,530

Shares    COMMON STOCK - 0.5% of Net Assets
110,442   Delta Airlines, Inc.                           1,391,569
          TOTAL COMMON STOCK
          (Cost $3,210,349)                              1,391,569

          TOTAL INVESTMENTS IN SECURITIES - 150.1%
          (Cost $427,251,670) (i)(j)                    413,036,537
          OTHER ASSETS AND LIABILITIES  4.4%            12,086,014
          PREFERRED SHARES AT REDEMPTION VALUE, INCLUDIN-150,010,569 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 275,111,982

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
          Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
           At December 31, 2010, the value of these securities amounted to $29,560,603, or 10.7% of total net assets applicable to common shareowners.


     RIB  Residual Interest Bonds.

      NR  Security not rated by S&P or Moody's.

      +   Prerefunded bonds have been collateralized by U.S. Treasury or U.S.
Government
          Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

     (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the coupon rate at December 31, 2010.

     (b)  Security is in default and is non-income producing.

     (c)  The interest rate is subject to change periodically.
          The interest rate shown is the rate at December 31, 2010.

     (d)  Non-income producing.

     (e)  Security is fair valued (See Note A).

     (f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
          The rate shown is the coupon rate at December 31, 2010.

     (g) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $16,342,295. The aggregate value is $8,212,043, or 3.0% of the total net assets applied to common shareowners.

     (h)  Escrow to maturity.

     (i) The concentration of investments by type of obligation/market sector is as follows:
          Insured
          FSA                                                 5.9 %
          AMBAC                                               1.8
          MBIA                                                1.4
          AGM                                                 0.7
          Q-SBLF                                              0.2

          Health Revenue                                     35.5
          Tobacco Revenue                                    11.1
          Development Revenue                                 9.7
          Airport Revenue                                     8.7
          Other Revenue                                       7.4
          Pollution Control Revenue                           6.5
          Housing Revenue                                     2.8
          Facilities Revenue                                  2.5
          Transportation Revenue                              2.3
          Education Revenue                                   1.2
          Water Revenue                                       1.2
          Power Revenue                                       1.1
          Utilities Revenue*                                  0.0
                                                             100.0%
          Amount is less than 0.1%

     (j) At December 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $421,164,839 was as follows:

               Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 31,254,889

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value    (39,383,191)
               Net unrealized gain                       $   (8,128,302)

          For financial reporting purposes net unrealized loss on investments was $14,215,133 and cost of investments aggregated $427,251,670.

          Purchases and sales of securities (excluding temporary cash investments)
           for the nine months ended December 31, 2010 aggregated $35,093,146 and $30,073,880, respectively.

          Various inputs are used in determining the value of the Trust's investments.
          These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of December 31, 2010, in valuing the Trust's Investments:

The following is a summary of the inputs used as of December
                 31, 2010, in valuing the Fund's assets:
                                Level 1     Level 2   Level 3     Total
Tax exempt obligations    	   $0    $403,795,404  $0     $403,795,404
Municipal collateralized            0       7,849,530   34       7,849,564
Common Stock                1,391,569           0       0        1,391,569
Total                      $1,391,569    $411,644,934  $34    $413,036,537

Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

                                                           Tax-Exempt
                                                           Obligation
                                                           Michigan
Balance as of 3/31/10                                    	$0
Realized gain (loss)                                             0
Change in unrealized gain (loss)                                 0
Net purchases (sales)                                            34
Transfers in and out of level 3
Balance as of 12/31/10                                          $34

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2011



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2011

* Print the name and title of each signing officer under his or her signature.